Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed balance sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 35,041,672	$ 40,921,818	$ 58,875,399	$ 79,477,153
Short-term investments	90,318,579	56,584,958
Deposits and other current assets	6,065,370	5,702,726
Total current assets	150,957,005	126,782,509
Other long-term assets	3,280,479	1,024,442
Total assets	204,414,572	190,196,230
Liabilities and shareholders’ equity
Accrued liabilities and other payables	16,405,947	14,980,545
Total current liabilities	25,803,691	24,379,295
Total liabilities	29,244,020	27,720,209
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Treasury stock	(1,905,608)	(1,425,204)
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Accumulated losses	5,407,903	(14,425,929)
Total shareholders’ equity	155,353,297	139,830,181
Total liabilities and shareholders’ equity	204,414,572	190,196,230
Parent Company [Member]
Assets
Cash and cash equivalents	3,827,621	5,506,797	16,729,503	29,530,267
Short-term investments	68,580,354	38,434,951
Deposits and other current assets	178,401	477,863
Total current assets	72,586,376	44,419,611
Investments in subsidiaries and VIEs	61,898,056	74,547,895
Due from subsidiaries and VIEs	23,197,177	21,874,218
Other long-term assets	32,967	140,103
Total assets	157,714,576	140,981,827
Liabilities and shareholders’ equity
Accrued liabilities and other payables	785,449	851,646
Total current liabilities	785,449	851,646
Due to subsidiaries and VIEs	1,575,830	300,000
Total liabilities	2,361,279	1,151,646
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Additional paid-in capital	137,902,242	137,745,875
Treasury stock	(1,905,608)	(1,425,204)
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Accumulated losses	7,907,415	(11,959,764)
Total shareholders’ equity	155,353,297	139,830,181
Total liabilities and shareholders’ equity	$ 157,714,576	$ 140,981,827